Leases - Schedule of Supplemental information and Weighted-average Remaining Lease Terms and Discount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Supplemental information and Weighted-average Remaining Lease Terms and Discount [Abstract]
Operating fixed lease cost	$ 175	$ 180
Cash paid for amounts included in measurement of lease liabilities	129	133
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	$ 113	$ 43
Weighted-average remaining lease term	1 year 1 month 24 days	1 year 9 months 10 days
Weighted-average discount rate	3.20%	2.89%